CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended				7 Months Ended		12 Months Ended				5 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2010 Successor		Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		May 28, 2010 Predecessor
Net sales	$ 143,919		$ 128,373		$ 276,680		$ 555,465		$ 506,526		$ 185,716
Cost of sales (exclusive of depreciation and amortization shown separately below)	73,646		63,589		136,554		275,016		252,491		89,773
Selling, general and administrative expenses	48,369		44,920		90,760		188,330		169,766		82,850
Acquisition and integration (Note 22)	2,029		152		11,150		3,031		2,805		11,342
Depreciation	5,542		5,889		11,007		22,009		21,333		7,283
Amortization	5,446		5,471		10,669		21,752		20,717		2,678
Management and transaction fees to related party					0		155		110		438
Other (income) expense, net	1,103		(483)		(145)		4,204		851		114
Income (loss) from operations	7,784	[1]	8,835	[1]	16,685	[2]	40,968	[2]	38,453	[2]	(8,762)	[2]
Interest expense, net	11,953		10,102		20,712		41,138		40,679		8,327
Interest expense on mandatorily redeemable preferred stock and management purchased options											5,488
Interest expense on junior subordinated debentures	3,152		3,152		7,356		12,610		12,610		5,254
Investment income on trust common securities	(94)		(95)		(220)		(378)		(378)		(158)
Income (loss) before income taxes	(7,227)		(4,324)		(11,163)		(12,402)		(14,458)		(27,673)
Income tax benefit	(2,642)		(1,737)		(3,125)		(5,168)		(4,679)		(2,465)
Net loss	(4,585)		(2,587)		(8,038)		(7,234)		(9,779)		(25,208)
Net loss (from above)	(4,585)		(2,587)		(8,038)		(7,234)		(9,779)		(25,208)
Other comprehensive income:
Foreign currency translation adjustments	(80)		1,237		(1)	[3]	1,051	[3]	(179)	[3]	17	[3]
Interest rate swap, net of tax					(624)	[3]			624	[3]	1,161	[3]
Total other comprehensive income (loss)	(80)		1,237		(625)		1,051		445		1,178
Comprehensive income (loss)	$ (4,665)		$ (1,350)		$ (8,663)		$ (6,183)		$ (9,334)		$ (24,030)

[1]	This table reconciles segment income from operations to total income from operations
[2]	This table reconciles segment income (loss) from operations to total income (loss) from operations.
[3]	The cumulative foreign translation adjustment and change in derivative security value are net of taxes and represent the only items of other comprehensive income (loss).